Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions		Jun. 30, 2025		Dec. 31, 2024
Non‐current assets
Intangible assets		$ 162.0		$ 177.0
Goodwill		85.0		95.0
Property, plant and equipment		35.0		21.0
Right-of-use assets		65.0		68.0
Deferred tax assets		27.0		40.0
Regulatory deposits		17.0		14.0
Loans receivable		1.0		0.0
Investment in associate		4.0		3.0
Advance for Sportsbook software	[1]	120.0		117.0
Total Non-current assets		516.0		535.0
Current assets
Trade and other receivables		170.0		139.0
Income tax receivables		11.0		10.0
Amounts segregated for users		10.0		9.0
Cash and cash equivalents		393.0	[2]	388.0
Loans receivable		1.0		1.0
Fixed term deposits		16.0		14.0
Total Current assets		601.0		561.0
TOTAL ASSETS		1,117.0		1,096.0
Non-current liabilities
Lease liabilities		70.0		67.0
Deferred tax liability		2.0		2.0
Provisions		1.0		1.0
Total non-current liabilities		73.0		70.0
Current liabilities
Lease liabilities		6.0		6.0
Trade and other payables		265.0		285.0
Customer liabilities		60.0		53.0
Provisions		30.0		7.0
Income tax payables		17.0		20.0
Derivative financial instruments		3.0		2.0
Dividends payable		0.0		75.0
Total Current liabilities		381.0		448.0
TOTAL LIABILITIES		454.0		518.0
EQUITY
Issued capital		344.0		344.0
Treasury shares		(3.0)		(3.0)
Accumulated other comprehensive income/(loss)		13.0		(46.0)
Retained profit		311.0		286.0
Equity attributable to owners of the parent		665.0		581.0
Non-controlling interest		(2.0)		(3.0)
EQUITY		663.0		578.0
TOTAL LIABILITIES AND EQUITY		$ 1,117.0		$ 1,096.0

[1]	[1] Prepayment for Sportsbook software has been renamed to Advance for Sportsbook software.
[2]	Cash and cash equivalents includes cash held for regulatory purposes of $17.3 million at June 30, 2025 (2024:26.9 million). These cash balances are accessible as required.